Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended		167 Months Ended	176 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Sep. 30, 2011
Cash Flows from Operating Activities:
Net Loss	$ (61,882)	$ 0	$ (25,435)	$ (14,944)	$ (65,090)	$ (126,972)
Adjustments to net loss for non-cash items:
Impairment to farmout agreement	3,500	0	0	0	0	3,500
Adjustments to reconcile net loss to net cash used in operating activities:
(Decrease) Increase in accounts payable	(55,600)	0	23,935	14,944	55,600	0
Increase in shareholder payable	18,982	0				18,982
Increase in accrued liabilities	5,000	0				5,000
Net Cash Used by Operating Activities	(90,000)	0	(1,500)	0	(9,490)	(99,490)
Net Cash Used in Investing Activities	0	0	0	0	0	0
Cash Flows from Financing Activities:
Shareholder payment of accounts payable	90,000	0	1,500	0	7,240	97,240
Proceeds from stock issuance, net of issuance costs	0	0	0	0	2,250	2,250
Net Cash Provided by Financing Activities	90,000	0	1,500	0	9,490	99,490
Net Increase (decrease) in Cash	0	0	0	0	0	0
Cash and Cash Equivalents - Beginning of Period	0	0	0	0
Cash and Cash Equivalents - End of Period	0	0	0	0	0	0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest expense	0	0	0	0	0	0
Cash paid for income taxes	0	0	0	0	0	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING ACTIVITIES:
Issuance of common stock for oil lease	$ 0	$ 0	$ 0	$ 0	$ 3,500	$ 3,500